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[NEW YORK LIFE LOGO]                       NEW YORK LIFE INSURANCE COMPANY
                                           51 Madison Avenue, New York, NY 10010
                                           (212) 576-3763

                                           CAROL YEE
                                           Assistant Counsel


May 5, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Corporate Sponsored Variable Universal Life Separate Account-I Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 333-07617 and 811-07697; CIK No. 0001018042

Commissioners:

      Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), as amended, we hereby certify on behalf of New York Life Insurance and Annuity Corporation ("NYLIAC") that the Prospectus that would have been filed for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("Registrant") under the Rule 497(c) of the 1933 Act upon the effectiveness of Post Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 24, 1998.

     Should you have any further questions regarding this filing, please do not hesitate to contact me at (212) 576-7965.

                                                              Very truly yours,
                                                              /s/ Carol Yee
                                                              Carol Yee